Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Lease Cost
The table below presents certain information related to the Company’s lease costs:

	Six months ended June 30,
	2024	2023
Operating lease expense	$2,894	$960
Short-term lease expense	281	256
Total lease cost	$3,175	$1,216